Earnings and Loss per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Summary of Earnings and loss per share

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	(Euros in thousands, except share and per share data)		(Euros in thousands, except share and per share data)
Net loss	(18,022)	(24,610)	(21,076)	(44,357)
Basic	(0.17)	(0.32)	(0.21)	(0.58)
Diluted	(0.17)	(0.32)	(0.21)	(0.58)
Weighted average shares outstanding:
Basic	103,071,657	77,311,053	100,917,905	76,994,713
Diluted	103,071,657	77,311,053	100,917,905	76,994,713